Goodwill and other intangible assets, net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

10.	Goodwill and other intangible assets, net

	As of December 31,
	2011	2010

Goodwill
Acquisition of retail stores	$432,189	$452,450
Acquisition of Hefeng Pharmaceutical	107,968	107,968

	$540,157	$560,418

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,146	99,892
	1,008,072	989,818
Accumulated amortization	(503,124)	(408,337)

	$504,948	$581,481

During the years ended December 31, 2011 and 2010, amortization expense was $95,493 and $79,346, respectively.

The estimated aggregate amortization expenses for other intangible assets for the future years are as follows:

Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948